Capital Stock - Additional Information (Detail) - USD ($)	12 Months Ended			132 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2008
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000	25,000,000	25,000,000
Preferred stock, par value (in dollars per share)	$ 1	$ 1	$ 1	$ 1
Common stock, share authorized (in shares)	725,000,000	725,000,000	725,000,000	725,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, share issued (in shares)	100,435,210	89,127,041		100,435,210
Preferred stock, share issued (in shares)	0			0
Number of common shares or units issued related to the exercise of share based compensation during the period	200,000	100,000
Net cash proceeds	$ 0	$ 172,930,000	$ 327,419,000
Common stock conversion (in shares)	1
Minimum percentage of shares acquired in exercisable rights	20.00%
Minimum percentage of common stock acquired by stockholders for higher thresholds	15.00%
Tender Offers
Class of Stock [Line Items]
Minimum percentage of shares acquired in exercisable rights	20.00%
Continuous Offering Program
Class of Stock [Line Items]
Number of shares issued (in shares)	1,100,000	2,900,000
Value of common units			$ 50,000,000
Net cash proceeds	$ 10,700,000	$ 25,600,000
Common Stock
Class of Stock [Line Items]
Repurchase of common stock (in shares)				5,200,000
Common stock repurchased value				$ 162,300,000
Common stock repurchase, total remaining amount authorized	$ 37,700,000			$ 37,700,000
Common Stock | Share Repurchase Program 2008
Class of Stock [Line Items]
Common stock repurchase, amount authorized					$ 200,000,000
Common Stock | Teekay Parent
Class of Stock [Line Items]
Number of shares issued (in shares)	10,000,000
Sale of stock (in dollars per share)	$ 9.75			$ 9.75
Net cash proceeds	$ 93,000,000